Significant Accounting Estimates and Approximations	12 Months Ended
Dec. 31, 2021
Significant Accounting Estimates And Approximations
Significant Accounting Estimates and Approximations

Note 3 - Significant Accounting Estimates and Approximations:

In the preparation of the financial statements, management is required to make use of estimates and assumptions which affect the implementation of the accounting policy and the reported amounts of assets, liabilities, income and expenses, regarding which there is a significant risk of the performance of significant adjustments to the carrying amounts of assets and liabilities during the next fiscal year.

Changes in accounting estimates are applied during the period when the estimate was changed. In the process of applying the significant accounting policies in the financial statements, the Group exercised discretion and took into account considerations regarding the following matters, which have a significant impact on the amounts which were recognized in the financial statements:

Determination of fair value of non-marketable financial assets - investments in companies in the biomed sector

The fair value of non-marketable financial assets classified at level 3 of the fair value hierarchy (investments in stocks and options of portfolio companies in the biomed sector) is determined according to the valuation methods described in Note 10. The estimated fair value of financial instruments which are not listed for trade in an active market includes several assumptions, where any change therein, or the non-materialization thereof, could significantly affect their fair value.

Determination of the fair value of biological assets and net realizable value of inventory

The fair value of biological assets and the cost of inventory on the harvest date is determined based on the overall estimates of management (key assumptions - expected selling price according to the determined arrangements, completion and processing costs, percentage of mature plants), changes in assumptions used to measure fair value may affect the fair value of biological assets or the net realizable value.

Goodwill

For the purpose of determining whether impairment of goodwill has occurred, Company management estimates the value in use of cash-generating units to which goodwill has been allocated. For all the periods presented in these financial statements - The recoverable amount was estimated to be higher than the carrying amount of the unit, and no provision for impairment was required